Retirement and Benefit Programs (Details 4) (USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011	May 31, 2013
Investment plan
Employer matching contribution (as a percent)	6.00%
Contributions	$ 5,400,000	$ 5,000,000	$ 6,500,000
Nonqualified benefit plan
Number of levels of participants and benefits	4
Maximum predetermined percentage of salary	10.00%
Maximum target percentage of bonus when declared	25.00%
Maximum elective deferrals as a percentage of salary	50.00%
Maximum elective deferrals as a percentage of bonus	90.00%
Minimum period for vesting of the company's contributions	1 year
Maximum period for vesting of the company's contributions	2 years
Vesting percentage to a participant's account more than one but no more than two years prior to the vesting date	40.00%
Company contributions vesting percentage per year thereafter until 100% vesting	20.00%
Elective deferrals vesting percentage	100.00%
Contributions	1,200,000	400,000	400,000
Minimum number of times of the base compensation by which death benefit prior to termination is greater of death benefit	3.25
Maximum number of times of the base compensation by which death benefit prior to termination is greater of death benefit	6.5
Cash surrender value of life insurance policy	4,338,000	1,006,000		1,249,000
Liability recorded under noncurrent liabilities	4,600,000	3,900,000
Present values of future payments under unfunded supplemental retirement agreements	300,000	300,000	300,000
Present value of future life insurance premium and medical benefit payments under postretirement life insurance and medical benefits plans	$ 200,000	$ 200,000